SHARE-BASED COMPENSATION - 2014 RESTRICTED SHARES PLAN (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 24, 2014 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) shares
Other disclosures
Share-based compensation expenses				$ 44,095,000	¥ 306,149		¥ 315,740	¥ 173,771
2014 Restricted Share Plan
SHARE-BASED COMPENSATION
Number of shares subject to award | shares			122,545,665
Other disclosures
Share-based compensation expenses				24,520,000	¥ 170,239		¥ 71,772	¥ 0
Restricted shares with an option feature
Aggregate Intrinsic Value
Outstanding at the beginning of the year | $				$ 25,801,000
Outstanding at the end of the year | $		$ 25,801,000				$ 25,801,000
Restricted shares with an option feature | 2014 Restricted Share Plan
Number of shares
Outstanding at the beginning of the year | shares				19,797,900	19,797,900
Granted | shares				40,904,390	40,904,390
Forfeited | shares				(6,770,890)	(6,770,890)
Exercised | shares				(3,065,470)	(3,065,470)
Outstanding at the end of the year | shares	50,865,930	19,797,900		50,865,930	50,865,930	19,797,900	19,797,900
Vested and expected to vest at end of year | shares				49,189,470	49,189,470
Exercisable | shares	1,864,530								1,864,530
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)				$ 0.30
Granted (in dollars per share)				0.31
Forfeited (in dollars per share)				0.32
Exercised (in dollars per share)				0.20
Outstanding at the end of the year (in dollars per share)	$ 0.31	$ 0.30		0.31		$ 0.30
Vested and expected to vest at end of year (in dollars per share)				0.31
Exercisable at end of year (in dollars per share)				0.21
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)				2.20
Granted (in dollars per share)				1.13		2.21
Forfeited (in dollars per share)				1.83
Exercised (in dollars per share)				2.22
Outstanding at end of year (in dollars per share)	1.37	$ 2.20		$ 2.20		$ 2.20
Vested and expected to vest at the end of the year (in dollars per share)	1.38
Exercisable (in dollars per share)	$ 2.15
Weighted Average Remaining Contractual Term
Outstanding	7 years 3 months 22 days	8 years 3 months 22 days
Vested and expected to vest				7 years 3 months 22 days	7 years 3 months 22 days
Exercisable				7 years 3 months 22 days	7 years 3 months 22 days
Aggregate Intrinsic Value
Vested and expected to vest at the end of the year | $				$ 31,854,000
Exercisable | $				1,387,000
Exercised				2,622,000	¥ 18,203
Outstanding at the end of the year | $	$ 32,839,000			$ 32,839,000
Fair Value Assumptions
Risk-free interest rates, minimum				1.99%	1.99%
Risk-free interest rates, maximum				2.98%	2.98%
Expected volatility range, minimum				44.60%	44.60%
Expected volatility range, maximum				53.00%	53.00%
Other disclosures
Unrecognized compensation costs	$ 37,583,000								¥ 260,936
Expected period over which unamortized compensation costs is to be recognized				2 years 5 months 5 days	2 years 5 months 5 days
Maximum | 2014 Restricted Share Plan
SHARE-BASED COMPENSATION
Vesting period			5 years
Maximum | Restricted shares with an option feature | 2014 Restricted Share Plan
Fair Value Assumptions
Fair value of ordinary share (in dollars per share)	$ 1.63
Fair value per option granted (in dollars pers share)				$ 1.33
Minimum | Restricted shares with an option feature | 2014 Restricted Share Plan
Fair Value Assumptions
Fair value of ordinary share (in dollars per share)	$ 0.95
Expected dividend multiple				2.2	2.2
Fair value per option granted (in dollars pers share)				$ 0.67
Class A Ordinary shares
Other disclosures
Ordinary shares, shares issued | shares	410,608,263	365,961,759				365,961,759			410,608,263
Ordinary shares outstanding for exercised share awards | shares	380,922,773	350,398,737				350,398,737			380,922,773
Class A Ordinary shares | 2014 Restricted Share Plan
Other disclosures
Ordinary shares, shares issued | shares	3,265,470	200,000				200,000			3,265,470
Ordinary shares outstanding for exercised share awards | shares	3,265,470	200,000				200,000			3,265,470